Long-Term Debt - Schedule of Interest Expense, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Expense [Line Items]
Deferred	$ 0	$ 0	$ 18,601
Amortization of long-term debt reduction	0	0	(1,532)
Amortization of deferred financing costs	3,925	3,810	6,938
Amortization of original issue discount	1,440	1,400	912
Other interest	12	10	14
Interest income	(247)	(110)	(49)
Total interest expense, net	81,419	86,504	120,945
Term Facility [Member]
Interest Expense [Line Items]
Interest expense	$ 76,289	$ 81,394	65,994
Mortgage Loan [Member]
Interest Expense [Line Items]
Interest expense			23,754
Holdco III Mortgage Loan [Member]
Interest Expense [Line Items]
Interest expense			3,206
Mezzanine Loans [Member]
Interest Expense [Line Items]
Current			3,107
Deferred			$ 18,601